Summary of Significant Accounting Policies - Loans receivable, net (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Loan receivables	¥ 5,729	¥ 17,816
Minimum
Summary of Significant Accounting Policies
Debt instrument term	30 days
Maximum
Summary of Significant Accounting Policies
Debt instrument term	5 years